Related Party Balance and Transactions (Details) - Schedule of balances of deferred revenue of related parties - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Balance and Transactions (Details) - Schedule of balances of deferred revenue of related parties [Line Items]
Total	$ 360,581
Shanghai Hui Yang Investment Co.[Member]
Related Party Balance and Transactions (Details) - Schedule of balances of deferred revenue of related parties [Line Items]
Total	$ 360,581